Notes on the Consolidated Statements of Operations and Comprehensive Loss - Measurement of fair values of the employee share options (Details)	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares					€ 1,091
Volatility					37.20%	37.20%
Dividend yield					0.00%	0.00%
Risk-free rate					0.653%	0.653%
Fair value per Option | € / shares					€ 520
Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price						$ 10.21
Exercise price		$ 9.04		$ 14.47		$ 10.62
Option life	85 months	85 months	85 months	85 months	48 months 15 days	48 months 15 days
Volatility					55.00%	55.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free rate					1.98%	1.98%
Fair value per Option | (per share)					€ 3.27	$ 3.87
Bottom of range | Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price		$ 8.59		$ 9.47
Exercise price		$ 8.99		$ 9.38
Volatility	37.10%	37.10%	36.40%	36.40%
Risk-free rate	2.56%	2.56%	2.67%	2.67%
Fair value per Option | (per share)	€ 3.68	$ 4.18	€ 4.25	$ 4.82
Top of range | Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price		9.49		14.63
Exercise price		$ 9.06		$ 14.63
Volatility	38.40%	38.40%	38.20%	38.20%
Risk-free rate	2.57%	2.57%	2.84%	2.84%
Fair value per Option | (per share)	€ 4.25	$ 4.79	€ 5.99	$ 7.38